                          THE DIRECTOR VARIABLE ANNUITY
                         Hartford Life Insurance Company

     Supplement Dated December 20, 1995 to the Director Variable Annuity
                         Prospectus dated May 1, 1995


The subsection of the prospectus entitled "Hartford Life Insurance Company" is amended as follows:

Effective December 20, 1995, Hartford Fire Insurance Company became an independent, publicly traded corporation and is no longer a subsidiary of ITT Corporation.

HV-2009-1